Property and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Components of Property and Equipment

Major classes of property and equipment consist of the following at December 31:

	2012	2011
Furniture and fixtures	$2,327	$2,115
Automobiles and trucks	13,618	12,966
Machinery and equipment	52,326	59,190
Office and computer equipment	10,603	8,823
Building and improvements	26,051	22,758

	104,925	105,852
Less accumulated depreciation and amortization	46,080	45,500

	58,845	60,352
Land	6,756	5,359

	$65,601	$65,711

Assets Held under Capital Leases
Components of Property and Equipment

Property and equipment leased under capital leases, which are included in the above amounts, consist of the following at December 31:

	2012	2011
Office and computer equipment	$1,926	$1,926
Machinery and equipment	642	642

	2,568	2,568
Less accumulated depreciation and amortization	2,241	2,175

	$327	$393